RELATED PARTIES - Compensation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) person	Dec. 31, 2018 USD ($) person	Dec. 31, 2017 USD ($) person	May 20, 2019 person	Jan. 30, 2019 person	Aug. 31, 2018 person
Disclosure of transactions between related parties [line items]
Number of persons employee compensation | person				9	4	12
Key executives personnel
Disclosure of transactions between related parties [line items]
Number of persons employee compensation | person	8	7	7
Number of persons for share based payment | person	8	7	7
Employee compensation	$ 2,201	$ 1,835	$ 1,384
Share-based payment	850	702	1,083
Total	3,051	2,537	2,467
Transaction amounts	3,352	2,821	2,773
Carrying amount	383	341
Director compensation	2,201	1,835	1,384
Share-based payment	$ 850	$ 702	$ 1,083
Directors not employed by entity
Disclosure of transactions between related parties [line items]
Number of persons employee compensation | person	8	8	9
Number of persons for share based payment | person	8	8	9
Employee compensation	$ 213	$ 208	$ 195
Share-based payment	88	76	111
Compensation to directors who are not employed	301	284	306
Director compensation	213	208	195
Share-based payment	88	76	111
Total	$ 301	$ 284	$ 306